Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Raw materials purchased from related party	$ 6,376,512		$ 14,521,129		$ 11,641,219
Outstanding balance	5,550,504		5,342,512		5,251,600
Material sold to related party			3,228,396		1,276,462
Accounts receivable			1,880,762		498,125
Huizhi Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals	$ 1,844,111	¥ 12,000,000	$ 1,427,429	¥ 10,000,000	$ 699,526	¥ 5,000,000
Annual interest rate	8.00%		8.00%		8.00%
Juelin Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals	$ 998,894	6,500,000	$ 713,715	5,000,000	$ 699,526	5,000,000
Annual interest rate	8.00%		8.00%		8.00%
Bing Zhang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals	$ 1,844,111	¥ 12,000,000	$ 713,713	5,000,000	$ 699,526	5,000,000
Annual interest rate	8.00%		8.00%		8.00%
Jueqin Wang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance	$ 359,716		$ 341,374		$ 254,319
Repaid the borrowed amount | ¥				500,000
Di Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals			142,743	1,000,000
Yiyu Wang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance			919,053
Borrowed working capitals					$ 1,748,814	¥ 12,500,000
Annual interest rate					8.00%
Repaid the borrowed amount			$ 893,571	¥ 6,260,000